Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Capital Leases And Operating Leases [Line Items]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 110
Contractually required capital lease payments, due within the second year from the balance sheet date	70
Contractually required capital lease payments, due within the third year from the balance sheet date	54
Contractually required capital lease payments, due within the fourth year from the balance sheet date	46
Contractually required capital lease payments, due within the fifth year from the balance sheet date	20
Contractually required capital lease payments, due after the fifth year from the balance sheet date	83
Contractually required capital lease payments	383
Less interest and executory costs	90
Present value of minimum lease payments	293
Less current installments	91
Long-term obligation at December 31, 2013	202
Contractually required operating lease payments, due within one year of the balance sheet date	2,255
Contractually required operating lease payments, due within the second year from the balance sheet date	2,020
Contractually required operating lease payments, due within the third year from the balance sheet date	1,703
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,379
Contractually required operating lease payments, due within the fifth year from the balance sheet date	1,085
Contractually required operating lease payments, due after the fifth year from the balance sheet date	3,748
Contractually required operating lease payments	$ 12,190